Expense Example (Invesco Growth Allocation Fund, Class S, Invesco Growth Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Growth Allocation Fund | Class S, Invesco Growth Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class S
1 Year	$ 115
3 Years	391
5 Years	688
10 Years	$ 1,532